Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2020
Revenues
Licensing (Note 3)	$ 0	$ 328,781	$ 0	$ 1,102,075
Up-front fees (Note 3)	0	0	0	0
Revenues	0	328,781	0	1,102,075
Cost of goods sold	0	0	0
Gross margin	0	328,781	0	1,102,075
Expenses
Research and development	723,224	842,846	1,658,961	2,426,017
Selling, general and administrative	295,217	513,121	920,482	1,584,584
Depreciation (Note 4)	65,381	102,254	196,144	307,376
Expenses	1,083,822	1,458,221	2,775,587	4,317,977
Loss from operations	(1,083,822)	(1,129,440)	(2,775,587)	(3,215,902)
Net foreign exchange gain (loss)	31,967	(189,538)	(45,982)	(144,684)
Interest income	0	0	0	0
Interest expense	212,450	133,137	367,486	887,335
Financing cost	0	0	0	0
Other income	0	2,500,000	0	2,500,000
Loss on disposal of asset	0	(20,944)	0	(20,944)
Net (loss) income and comprehensive (loss) income	$ (1,264,305)	$ (1,026,941)	$ (3,189,055)	$ (1,768,865)
(Loss) income per common share, basic	$ (0.04)	$ 0.04	$ (0.11)	$ (0.08)
(Loss) income per common share, diluted	$ (0.04)	$ 0.04	$ (0.11)	$ (0.08)
Weighted average number of common shares outstanding, basic	33,092,665	23,678,105	28,213,586	23,523,512
Weighted average number of common shares outstanding, diluted	33,092,665	25,761,438	28,213,586	23,523,512